Segment, Product and Geographic Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment, Product and Geographic Information
Segment revenues	$ 906,802	$ 945,428	$ 1,201,339
Segment operating income (loss)	68,221	43,212	257,587
Non operating income, net	9,114	1,181	18,978
Consolidated profits before income taxes	77,335	44,393	276,565
Significant noncash items:
Share-based compensation	1,247	2,663	3,096
Depreciation and amortization	22,354	20,322	21,342
Driver IC
Segment, Product and Geographic Information
Segment revenues	751,326	804,840	1,042,938
Segment operating income (loss)	92,699	75,282	275,275
Significant noncash items:
Share-based compensation	697	1,608	1,655
Depreciation and amortization	11,115	8,601	8,261
Non-driver products
Segment, Product and Geographic Information
Segment revenues	155,476	140,588	158,401
Segment operating income (loss)	(24,478)	(32,070)	(17,688)
Significant noncash items:
Share-based compensation	550	1,055	1,441
Depreciation and amortization	$ 11,239	$ 11,721	$ 13,081